OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (FV, Assets Measured on Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, at the beginning of the period	$ 93	$ 90
Realized gains	2	2
Net unrealized gains (losses) related to assets still held at the end of the year	6	5
Purchases	1	1
Sales	(1)	(1)
Settlements, net	(4)	(4)
Fair Value, at the end of the period	97	93
Real estate property [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, at the beginning of the period	54	47
Realized gains	2	2
Net unrealized gains (losses) related to assets still held at the end of the year	11	6
Purchases	0	0
Sales	(1)	(1)
Settlements, net	0	0
Fair Value, at the end of the period	66	54
Private equity investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, at the beginning of the period	39	43
Realized gains	0	0
Net unrealized gains (losses) related to assets still held at the end of the year	(5)	(1)
Purchases	1	1
Sales	0	0
Settlements, net	(4)	(4)
Fair Value, at the end of the period	$ 31	$ 39